SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Credit Loss [Abstract]
Accounts receivable – third parties	$ 673,921	$ 738,345
Less: allowance for doubtful accounts	(245,344)	(35,599)	$ (33,170)
Accounts receivable, net	$ 428,577	$ 702,746